Note 17 - Right-of-use Assets - Right-of-use Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
At December 31, 2018
Initial adoption of IFRS 16 (Note 3)	3,682
Additions	14,703
Remeasurements	1,918
Depreciation and amortization	(1,967)
Impairment (Note 18)	(6,302)
At December 31, 2019	12,034
Land and buildings [member]
Statement Line Items [Line Items]
At December 31, 2018
Initial adoption of IFRS 16 (Note 3)	2,624
Additions	571
Remeasurements	1,686
Depreciation and amortization	(674)
Impairment (Note 18)
At December 31, 2019	4,207
Machinery and Equipment [member]
Statement Line Items [Line Items]
At December 31, 2018
Initial adoption of IFRS 16 (Note 3)	1,036
Additions	14,132
Remeasurements	232
Depreciation and amortization	(1,286)
Impairment (Note 18)	(6,302)
At December 31, 2019	7,812
Other property, plant and equipment [member]
Statement Line Items [Line Items]
At December 31, 2018
Initial adoption of IFRS 16 (Note 3)	22
Additions
Remeasurements
Depreciation and amortization	(7)
Impairment (Note 18)
At December 31, 2019	$ 15